Filing pursuant to Rule 497(e)
                                                for The Hirtle Callaghan Trust
                                                1933 Act File No. 33-87762
                                                1940 Act File No. 811-8918

The Hirtle Callaghan Trust
Supplement to
Statement of Additional Information dated
May 20, 1996

Management of The Trust.
Hotchkis serves as an Investment Manager for The Value Equity Portfolio pursuant to a contract ("Hotchkis Agreement") that was approved by the Board (including the Independent Trustees) on July 19, 1996, and by the shareholders of The Value Equity Portfolio on October 23, 1996. The Hotchkis contract first became effective on November 12, 1996. The terms and conditions set forth in the Hotchkis Agreement are identical to those contained in the Portfolio Management Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of Hotchkis to indemnify the Trust under certain circumstances. Specifically, Section 5 of the Hotchkis Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by Hotchkis L.P. in writing for use in the Trust's registration statement and certain other documents shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the Securities and Exchange Commission and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods. From July 29, 1996, until November 12, 1996, Hotchkis' predecessor limited partnership served as a portfolio manager of The Value Equity Portfolio pursuant to an agreement ("15a-4 Agreement") approved by the Board at a meeting held on July 19, 1996. The 15a-4 Agreement became effective on July 29, 1996, the date on which a similar contract("Prior Agreement") with a former portfolio manager for the Portfolio was terminated, and was approved by the shareholders of The Value Equity Portfolio on October 23, 1996, in the manner contemplated under rule 15a-4 of the Investment Company Act. The 15a-4 Agreement is identical to the Hotchkis Agreement except for the name of the advisory organization and the terms relating to effective dates. The Hotchkis Agreement is identical to the Prior Agreement except for the name of the advisory organization, effective dates and the modification of notice provisions relating to the Trust's right of indemnification, as noted above. The Hotchkis Agreement will remain in effect for two years from its effective date, unless sooner terminated, and thereafter from year to year for so long as its continuance is specifically approved, at least annually, by (i) a majority of the Board or the vote of the holders of a majority of the Portfolio's outstanding voting securities; and (ii) the affirmative vote, cast in person at a meeting called for the purpose of voting on such continuance, of a majority of the Trust's Independent Trustees. Prior to November 12, 1996, Hotchkis was an independent California limited partnership. On November 11, 1996, all of the interests in that partnership were acquired by Merrill Lynch & Co., ("ML") and the limited partnership became a division of Merrill Lynch Asset Management LP., a company controlled ML. In accordance with the Investment Company Act, the consummation of that acquisition terminated the 15a-4 Agreement; at the same time, and in accordance with the terms of the 15a-4 Agreement and the Hotchkis Agreement, the Hotchkis Agreement became effective. ML is a public company whose shares are traded on the New York Stock Exchange.

During the fiscal year ended June 30, 1996, Hirtle Callaghan received advisory fees from each of the Portfolios, calculated at an annual rate of .05%, as follows: The Value Equity Portfolio, $24,343; The Growth Equity Portfolio, $34,071; The Small Capitalization Portfolio, $16,940; The International Equity, Portfolio, $24,436; and The Limited Duration Municipal Bond Portfolio, $7,628. The following table sets forth the investment advisory fee received from the specified Portfolio by each of its respective Investment Managers during the fiscal year ended June 30, 1996:

Investment Manager     Portfolio     Advisory Fee Rate 1    Actual Fee Paid

Institutional           Value Equity    .30% of average            $94,103
Capital Corporation                      net assets
Cowen Asset            Value Equity     .30% of average             51,954
Management 2                             net assets
Jennison Associates     Growth Equity   .30% of average            102,397
Capital Corp.                            net assets
Westfield Capital       Growth Equity   .30% of average            102,030

Management Co.                           net assets
Clover Capital          Small Cap       .45% of average             86,448
Management, Inc.                        net assets
Frontier Capital        Small Cap       .45% of average             66,017
Management Co.                          net assets
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Brinson Partners        International   .40% of average             95,488
                                         net assets
Morgan Grenfell         Limited         .20% of average             30,513
Capital Management      Duration        net assets
Incorporated
-------------------
    1 Rate shown applies to that portion of the specified portfolio's assets allocated to the specified Investment Manager.
    2  Effective July 29, 1996, Hotchkis and Wiley replaced Cowen Asset
    Management.

On or before 1, 1996, and following the acquisition of Furman's mutual fund business by The BISYS Group, Inc., certain officers of the Trust will become employees of BISYS. Ms. Corsell, who serves as the Trust's Secretary and counsel, received approximately $42,000.00 for legal services rendered to the Trust during the fiscal year ended June 30, 1996.

Brokerage Commissions and Portfolio Turnover.
During the fiscal year ended June 30, 1996, the respective portfolios of the Trust paid the following aggregate brokerage commissions: The Value Equity Portfolio, $137,963; The Growth Equity Portfolio, $238,948; The Small Capitalization Portfolio, $147,928; and The International Equity Portfolio, $144,359. The Limited Duration Municipal Bond Portfolio paid no brokerage commissions during the period.

The Trust has adopted procedures pursuant to which each portfolio is permitted to allocate brokerage transactions to affiliates of the various Investment Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust's Investment Managers are affiliated with brokerage firms to which
brokerage transactions may, from time to time, be allocated.   The table below
reflects the aggregate dollar amount of commissions paid to each such firm, as well as similar information about transactions allocated to Furman Selz, LLC, the Trust's principal underwriter by The Value Equity and Growth Equity Portfolios during the period. None of the other portfolios of the Trust effected brokerage transactions through brokers affiliated with the Trust. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each portfolio.

Portfolio1                                   Affiliated Broker2
                                ----------------------------------------------
                                Cowen & Co.3    Prudential     Furman Selz LLC5
                                                Securities4
---------                       ------------    ------------   ----------------
[S]                                  [C]           [C]             [C]
Value Equity
    % of commissions                .34%            none           none
    % of transactions               .94%
Growth Equity
    % of commissions                .02%           1.45%          4.20%
    % of transactions               .05%            .70%          1.26%
-------

1. The Trust's other portfolios did not direct brokerage transaction to any affiliated broker during the period.
2. Other brokers that may be deemed to be affiliated with the Trust include companies affiliated with Swiss Bank, of which Brinson Partners is a wholly-owned subsidiary, and companies affiliated with Deutchebank the parent
company of Morgan Grenfell Capital Management Incorporated.   No brokerage
transactions were affected through such companies  during the period.
3. Cowen Asset Management, formerly an Investment Manager of The Value Equity Portfolio, is a division of Cowen & Co.
4. Both Prudential Securities and Jennison Associates Capital Management Corp., which serves as an Investment Manager of The Value Equity Portfolio, are wholly-owned subsidiaries of Prudential Insurance Company of America.
5.  Furman Selz LLC currently serves as the Trust's principal underwriter.

Independent Accountants And Financial Statements.
Coopers and Lybrand, L.L.P., serves as the Trust's independent accountants. The Trust's financial statements as of June 30, 1996, have been audited by Coopers and Lybrand, L.L.P, whose address is 2400 Eleven Penn Center, Philadelphia, PA 19103. Such statement and accompanying report are set forth in the Trust's Annual Report, which accompanies this Supplement, and is incorporated by reference herein.